American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2019

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.0%
Core Equity Plus Fund Investor Class	2,145,739	30,769,896
Equity Growth Fund Investor Class	2,925,517	95,020,799
Focused Dynamic Growth Fund Investor Class(2)	56,747	1,638,273
Growth Fund Investor Class	2,486,498	89,016,637
Heritage Fund Investor Class	2,890,478	62,838,987
Large Company Value Fund Investor Class	9,164,500	96,868,765
Mid Cap Value Fund Investor Class	3,970,903	64,249,206
NT Disciplined Growth Fund Investor Class	1,917,400	24,274,282
Small Cap Growth Fund Investor Class	30,884	541,709
Small Cap Value Fund Investor Class	70,736	535,473
Small Company Fund Investor Class	2,034,881	27,165,656
Sustainable Equity Fund Investor Class	110,127	3,347,861
		496,267,544
International Equity Funds — 25.3%
Emerging Markets Fund Investor Class	4,495,730	50,981,583
International Growth Fund Investor Class	5,398,407	65,212,762
NT Global Real Estate Fund Investor Class	2,023,524	23,432,410
NT International Small-Mid Cap Fund Investor Class	2,275,877	23,600,842
NT International Value Fund Investor Class	3,873,365	34,821,547
NT Non-U.S. Intrinsic Value Fund Investor Class	3,300,067	34,584,702
		232,633,846
Domestic Fixed Income Funds — 15.2%
Diversified Bond Fund Investor Class	5,717,342	63,005,114
Inflation-Adjusted Bond Fund Investor Class	2,279,771	26,787,311
NT High Income Fund Investor Class	4,248,872	40,789,170
Short Duration Inflation Protection Bond Fund Investor Class	878,584	9,049,418
		139,631,013
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,323,067	13,839,278
Global Bond Fund Investor Class	2,578,557	26,920,137
		40,759,415
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	9,098,472	9,098,472
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $692,782,578)		918,390,290
OTHER ASSETS AND LIABILITIES†		3,749
TOTAL NET ASSETS — 100.0%		$918,394,039

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$48,585	$1,059	$13,877	$(4,997)	$30,770	2,146	$2,992	$1,059
Equity Growth Fund	142,371	296	41,500	(6,146)	95,021	2,926	4,724	230
Focused Dynamic Growth Fund(3)	—	1,630	—	8	1,638	57	—	—
Growth Fund	136,751	132	36,729	(11,137)	89,017	2,486	9,713	—
Heritage Fund	96,144	599	24,990	(8,914)	62,839	2,890	5,516	—
Large Company Value Fund	149,047	719	50,953	(1,944)	96,869	9,165	1,526	397
Mid Cap Value Fund	96,310	229	34,495	2,205	64,249	3,971	(2,680)	229
NT Disciplined Growth Fund	39,020	—	11,908	(2,838)	24,274	1,917	2,475	—
Small Cap Growth Fund	—	544	—	(2)	542	31	—	—
Small Cap Value Fund	—	543	—	(8)	535	71	—	—
Small Company Fund	35,718	75	9,049	422	27,166	2,035	(1,065)	75
Sustainable Equity Fund	—	3,350	—	(2)	3,348	110	—	—
Emerging Markets Fund	68,723	—	14,511	(3,230)	50,982	4,496	3,325	—
International Growth Fund	88,221	—	22,072	(936)	65,213	5,398	2,249	—
NT Global Real Estate Fund	34,400	—	12,034	1,066	23,432	2,024	1,005	—
NT International Small-Mid Cap Fund	34,161	—	11,217	657	23,601	2,276	(623)	—
NT International Value Fund	42,310	—	9,359	1,871	34,822	3,873	(1,499)	—
NT Non-U.S. Intrinsic Value Fund	47,422	—	15,046	2,209	34,585	3,300	(875)	—
Diversified Bond Fund	91,909	921	30,237	412	63,005	5,717	1,057	424
Inflation-Adjusted Bond Fund	39,322	—	12,885	350	26,787	2,280	85	—
NT High Income Fund	60,310	599	20,501	381	40,789	4,249	(915)	599
Short Duration Inflation Protection Bond Fund	12,751	—	3,655	(47)	9,049	879	88	—
Emerging Markets Debt Fund	20,254	145	6,626	66	13,839	1,323	(63)	149
Global Bond Fund	39,813	—	12,793	(100)	26,920	2,579	589	—
U.S. Government Money Market Fund	12,472	40	3,414	—	9,098	9,098	—	40
	$1,336,014	$10,881	$397,851	$(30,654)	$918,390	75,297	$27,624	$3,202

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.